Commitments (Tables)	12 Months Ended
Jun. 30, 2023
Commitments [Abstract]
Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements	Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2023	2022	2021
	US$	US$	US$
Within one year	12,632,801	39,947,900	26,377,778
After one year but not more than five years	12,302,260	8,007,202	2,347,060
After more than five years	30,000	45,000	—
	24,965,061	48,000,102	28,724,838

Summary of Commercial Commitments	(ii) Commercial commitments

	2023	2022	2021
	US$	US$	US$
Within one year	47,415	507,874	—
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	47,415	507,874	—